Long Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of outstanding structured repurchase agreements
Carrying Amount	$ 54,354	$ 55,243
Contractual Amount	50,000	50,000
4.75% [Member]
Schedule of outstanding structured repurchase agreements
Carrying Amount	11,102	11,376
Contractual Amount	10,000	10,000
Maturity Date	November 6, 2016	November 6, 2016
Rate	4.75%	4.75%
3.72% [Member]
Schedule of outstanding structured repurchase agreements
Carrying Amount	10,608	10,722
Contractual Amount	10,000	10,000
Maturity Date	December 18, 2017	December 18, 2017
Rate	3.72%	3.72%
4.50% [Member]
Schedule of outstanding structured repurchase agreements
Carrying Amount	11,080	11,322
Contractual Amount	10,000	10,000
Maturity Date	March 30, 2017	March 30, 2017
Rate	4.50%	4.50%
3.79% [Member]
Schedule of outstanding structured repurchase agreements
Carrying Amount	10,644	10,765
Contractual Amount	10,000	10,000
Maturity Date	December 18, 2017	December 18, 2017
Rate	3.79%	3.79%
3.56% [Member]
Schedule of outstanding structured repurchase agreements
Carrying Amount	10,920	11,058
Contractual Amount	$ 10,000	$ 10,000
Maturity Date	March 22, 2019	March 22, 2019
Rate	3.56%	3.56%